CONSOLIDATED STATEMENTS OF FINANCIAL POSITION R$ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Assets [abstract]
Non-current assets	$ 765,839,000	$ 716,886,000
Intangible assets	160,041,000	211,202,000
Goodwill	119,902,000	154,989,000
Right-of-use assets	181,563,940	0
Property, plant and equipment	116,893,060	123,940,000
Non-current financial assets	82,158,000	95,531,000
Trade and other receivables	22,124,000	19,148,000
Other non-current financial assets	54,652,000	65,070,000
Non-current derivative financial assets	5,382,000	11,313,000
Other taxes receivable	5,650,000	6,061,000
Deferred tax assets	99,631,000	125,163,000
Current assets	538,772,000	496,467,000
Trade and other receivables	388,308,000	342,075,000
Trade and other receivables	359,599,000	315,654,000
Current income tax receivable	28,709,000	26,421,000
Current Derivative Financial Assets	0	0
Other taxes receivable	24,664,000	19,975,000
Other current financial assets	1,094,000	891,000
Cash and cash equivalents	124,706,000	133,526,000
Total Assets	1,304,611,000	1,213,353,000
Equity and liabilities [abstract]
Total Equity	207,020,000	340,092,000
Non-controlling interests	0	8,541,000
Owners of the parent company	207,020,000	331,551,000
Share capital	49,000	49,000
Reserve for acquisition of non-controlling interest	0	(23,531,000)
Share premium	619,461,000	615,288,000
Treasury Shares	19,319,000	8,178,000
Retained losses	(127,070,000)	(16,325,000)
Translation differences	(271,273,000)	(257,122,000)
Cash flow/net investment hedge	(8,872,000)	8,404,000
Stock-based compensation	14,044,000	12,966,000
Non-current liabilities	718,989,000	528,869,000
Deferred tax liabilities	20,378,000	30,221,000
Debt with third parties	633,498,000	408,426,000
Derivative financial instruments	2,289,000	682,000
Provisions and contingencies	48,326,000	51,174,000
Non-trade payables	11,744,000	14,391,000
Option for the acquisition of non-controlling interest	0	20,830,000
Other taxes payable	2,754,000	3,145,000
Current liabilities	378,602,000	344,392,000
Debt with third parties	87,117,000	51,342,000
Derivative financial instruments	167,000	0
Trade and other payables	272,547,000	274,000,000
Other non-trade payables	94,435,000	107,962,000
Trade payables	71,676,000	76,912,000
Other taxes payables	93,765,000	78,511,000
Income tax payables	12,671,000	10,615,000
Total Equity and liabilities	1,304,611,000	1,213,353,000
Current provisions	$ 18,771,000	$ 19,050,000